Condensed Consolidating Statement of Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements Captions [Line Items]
Revenues	$ 1,209,676	[1]	$ 1,175,445	[1]	$ 1,191,030	[1]	$ 1,259,434	[1]	$ 1,220,012	[1]	$ 1,198,023	[1]	$ 1,200,632	[1]	$ 1,237,475	[1]	$ 4,835,585	$ 4,856,142	$ 4,160,108
Salaries, wages and benefits																	2,954,663	2,974,342	2,548,832
Supplies																	322,941	335,905	309,103
Rent																	311,526	303,564	276,540
Other operating expenses																	965,760	893,974	838,647
Other income																	(1,442)	(12,660)	(13,180)
Impairment charges	76,100								107,900								77,193	108,953	73,554
Depreciation and amortization																	154,206	160,066	126,905
Interest expense																	108,009	107,825	80,841
Investment income																	(4,046)	(986)	(987)
Operating expenses																	4,888,810	4,870,983	4,240,255
Loss from continuing operations before income taxes																	(53,225)	(14,841)	(80,147)
Provision (benefit) for income taxes																	(11,319)	30,642	(13,604)
Income (loss) from continuing operations	(50,747)	[1]	(15,762)	[1]	13,729	[1]	10,874	[1]	(82,453)	[1]	8,836	[1]	11,006	[1]	17,128	[1]	(41,906)	(45,483)	(66,543)
Discontinued operations, net of income taxes:
Income (loss) from operations																	(39,042)	10,904	12,824
Loss on divestiture of operations	(5,994)	[1]	(65,016)	[1]	(10,852)	[1]	(2,025)	[1]	(939)	[1]	(2,280)	[1]	(356)	[1]	(1,170)	[1]	(83,887)	(4,745)
Income (loss) from discontinued operations, net of income taxes	(7,150)	[1]	(25,466)	[1]	(1,050)	[1]	(5,376)	[1]	2,556	[1]	1,051	[1]	4,613	[1]	2,684	[1]	(122,929)	6,159	12,824
Net loss	(63,891)	[1]	(106,244)	[1]	1,827	[1]	3,473	[1]	(80,836)	[1]	7,607	[1]	15,263	[1]	18,642	[1]	(164,835)	(39,324)	(53,719)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations	2,466	[1]	841	[1]	116	[1]	467	[1]	923	[1]	121	[1]	(171)	[1]	509	[1]	(3,890)	(1,382)	81
Discontinued operations	(61)	[1]	(87)	[1]	(34)	[1]	(51)	[1]	(133)	[1]	(80)	[1]	(68)	[1]	(58)	[1]	233	339	157
(Earnings) loss attributable to noncontrolling interests	(2,405)	[1]	(754)	[1]	(82)	[1]	(416)	[1]	(790)	[1]	(41)	[1]	239	[1]	(451)	[1]	(3,657)	(1,043)	238
Loss attributable to Kindred	(66,296)	[1]	(106,998)	[1]	1,745	[1]	3,057	[1]	(81,626)	[1]	7,566	[1]	15,502	[1]	18,191	[1]	(168,492)	(40,367)	(53,481)
Comprehensive loss																	(163,205)	(39,737)	(55,323)
Comprehensive loss attributable to Kindred																	(166,862)	(40,780)	(55,085)
Parent company/issuer
Condensed Financial Statements Captions [Line Items]
Management fees																		(218)	(555)
Intercompany interest (income) expense from affiliates																	(106,068)	(113,745)	(88,234)
Interest expense																	107,785	107,243	80,181
Equity in net loss of consolidating affiliates																	167,455	44,651	59,083
Operating expenses																	169,172	37,931	50,475
Loss from continuing operations before income taxes																	(169,172)	(37,931)	(50,475)
Provision (benefit) for income taxes																	(680)	2,436	3,006
Income (loss) from continuing operations																	(168,492)	(40,367)	(53,481)
Discontinued operations, net of income taxes:
Net loss																	(168,492)	(40,367)	(53,481)
(Earnings) loss attributable to noncontrolling interests:
Loss attributable to Kindred																	(168,492)	(40,367)	(53,481)
Comprehensive loss																	(166,862)	(40,780)	(55,085)
Comprehensive loss attributable to Kindred																	(166,862)	(40,780)	(55,085)
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenues																	4,452,356	4,512,413	3,967,943
Salaries, wages and benefits																	2,780,183	2,817,933	2,463,916
Supplies																	308,479	303,772	290,470
Rent																	276,935	276,306	260,800
Other operating expenses																	843,288	793,690	779,712
Other income																	29	(12,660)	(13,180)
Impairment charges																	77,193	108,953	73,554
Depreciation and amortization																	145,323	149,653	120,057
Management fees																	(12,908)	(12,483)	(8,014)
Intercompany interest (income) expense from affiliates																	70,995	80,456	68,650
Interest expense																	12	(48)	238
Investment income																	(233)	(114)	(69)
Operating expenses																	4,489,296	4,505,458	4,036,134
Loss from continuing operations before income taxes																	(36,940)	6,955	(68,191)
Provision (benefit) for income taxes																	(12,174)	33,830	(11,253)
Income (loss) from continuing operations																	(24,766)	(26,875)	(56,938)
Discontinued operations, net of income taxes:
Income (loss) from operations																	(37,520)	13,476
Loss on divestiture of operations																	(83,887)	(4,745)
Income (loss) from discontinued operations, net of income taxes																	(121,407)	8,731	13,225
Net loss																	(146,173)	(18,144)	(43,713)
(Earnings) loss attributable to noncontrolling interests:
Loss attributable to Kindred																	(146,173)	(18,144)	(43,713)
Comprehensive loss																	(146,173)	(18,490)	(45,006)
Comprehensive loss attributable to Kindred																	(146,173)	(18,490)	(45,006)
Non-Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenues																	499,315	444,176	279,390
Salaries, wages and benefits																	174,480	156,409	84,916
Supplies																	14,462	32,133	18,633
Rent																	34,591	27,258	15,740
Other operating expenses																	238,558	200,731	146,160
Other income																	(1,471)
Depreciation and amortization																	8,883	10,413	6,848
Management fees																	12,908	12,701	8,569
Intercompany interest (income) expense from affiliates																	35,073	33,289	19,584
Interest expense																	212	630	422
Investment income																	(3,813)	(872)	(918)
Operating expenses																	513,883	472,692	299,954
Loss from continuing operations before income taxes																	(14,568)	(28,516)	(20,564)
Provision (benefit) for income taxes																	1,535	(5,624)	(5,357)
Income (loss) from continuing operations																	(16,103)	(22,892)	(15,207)
Discontinued operations, net of income taxes:
Income (loss) from operations																	(1,522)	(2,572)
Income (loss) from discontinued operations, net of income taxes																	(1,522)	(2,572)	(401)
Net loss																	(17,625)	(25,464)	(15,608)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations																	(3,890)	(1,382)	81
Discontinued operations																	233	339	157
(Earnings) loss attributable to noncontrolling interests																	(3,657)	(1,043)	238
Loss attributable to Kindred																	(21,282)	(26,507)	(15,370)
Comprehensive loss																	(17,859)	(24,627)	(15,919)
Comprehensive loss attributable to Kindred																	(21,516)	(25,670)	(15,681)
Consolidating and eliminating adjustments
Condensed Financial Statements Captions [Line Items]
Revenues																	(116,086)	(100,447)	(87,225)
Other operating expenses																	(116,086)	(100,447)	(87,225)
Equity in net loss of consolidating affiliates																	(167,455)	(44,651)	(59,083)
Operating expenses																	(283,541)	(145,098)	(146,308)
Loss from continuing operations before income taxes																	167,455	44,651	59,083
Income (loss) from continuing operations																	167,455	44,651	59,083
Discontinued operations, net of income taxes:
Net loss																	167,455	44,651	59,083
(Earnings) loss attributable to noncontrolling interests:
Loss attributable to Kindred																	167,455	44,651	59,083
Comprehensive loss																	167,689	44,160	60,687
Comprehensive loss attributable to Kindred																	$ 167,689	$ 44,160	$ 60,687

[1]	(a) See accompanying discussion of certain quarterly items.